LOANS (Schedule of composition of the acquired loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Mar. 18, 2014
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 4,649	$ 0
Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	113,275		124,699
Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(6,420)		(6,573)
Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	106,855		118,126
Commercial Real Estate Construction Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,706		7,253
Commercial Real Estate Construction Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(97)		(43)
Commercial Real Estate Construction Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	1,609		7,210
Farm Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	7,444		8,416
Farm Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(422)		(354)
Farm Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	7,022		8,062
Nonresidential and land Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	32,719		30,188
Nonresidential and land Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(1,854)		(1,652)
Nonresidential and land Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	30,865		28,536
Commercial Nonmortgage Loans Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	22,902		25,610
Commercial Nonmortgage Loans Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(1,298)		(2,955)
Commercial Nonmortgage Loans Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	21,604		22,655
Consumer Other Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,938		6,460
Consumer Other Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(280)		(42)
Consumer Other Financing Receivable [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,658		6,418
Real Estate Multi Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,496		3,887
Real Estate Multi Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(255)		(36)
Real Estate Multi Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,241		3,851
Real Estate [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	4,106	0
Real Estate [Member] | One to Four Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Contractual Amount [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	39,070		42,885
Real Estate [Member] | One to Four Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value Adjustments [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	(2,214)		(1,491)
Real Estate [Member] | One to Four Family [Member] | Town Square Financial [Member] | Business Combination, Financing Receivable, Fair Value [Member]
Business Acquisition [Line Items]
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 36,856		$ 41,394